Equity Investments - Narrative (Details) - USD ($)		3 Months Ended
	Mar. 19, 2025	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option		$ 297,000,000		$ 300,000,000
Gains (losses) on equity method investments		(1,000,000)	$ 0
Equity method investments under equity method		17,000,000		16,000,000
Other non-current assets		245,000,000		305,000,000
Equity investment in publicly listed company		102,000,000		98,000,000
Equity investment in publicly listed company		4,000,000	27,000,000
Non-marketable equity securities		154,000,000		151,000,000
Non-marketable equity securities (includes NAV)		1,000,000	(3,000,000)
Payments to acquire non-marketable preferred stock		2,000,000	36,000,000
Dividends from equity investments		1,100,000	100,000
Financial commitments to investees, off balance sheet		27,800,000		28,100,000
Kigen (UK) Limited
Schedule of Equity Method Investments [Line Items]
Non-marketable equity securities		16,400,000		15,000,000
Payments to acquire non-marketable preferred stock		1,400,000
Ampere | Loans receivable
Schedule of Equity Method Investments [Line Items]
Other non-current assets		34,200,000		33,800,000
Acetone Limited
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments		0	0
Equity method investments under equity method		56,500,000		56,500,000
Ampere
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments		0	0
Equity method investments under equity method		143,400,000		143,400,000
Expected proceeds from sale of equity method investments	$ 140,000,000
Raspberry Pi Holdings plc’s
Schedule of Equity Method Investments [Line Items]
Equity investment in publicly listed company		101,700,000		97,900,000
Equity investment in publicly listed company		3,800,000	27,000,000
Fair Value Measured at Net Asset Value Per Share
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option		97,600,000		100,300,000
Gains (losses) on equity method investments		(2,000,000)	(400,000)
Non-marketable equity securities		17,100,000		$ 15,700,000
Non-marketable equity securities (includes NAV)		$ 1,100,000	$ (1,700,000)